Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net earnings	$ 375	$ 2,327
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $144 million and $93 million for 2024 and 2023, respectively	(393)	(257)
Items that will not be reclassified to net earnings
Actuarial gains (losses) on post-employment benefit plans, net of income taxes of ($213) million and $149 million for 2024 and 2023, respectively	583	(404)
Net change in value of publicly-traded and privately-held investments, net of income taxes of ($38) million and ($50) million for 2024 and 2023, respectively	239	325
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($21) million and $5 million for 2024 and 2023, respectively	59	(12)
Other comprehensive income (loss)	488	(348)
Total comprehensive (loss) income	863	1,979
Total comprehensive income attributable to:
Common shareholders	648	1,731
Preferred shareholders	181	187
Non-controlling interest	34	61
Total comprehensive (loss) income	$ 863	$ 1,979